                       Stradley Ronon, Stevens & Young
                        1220 19th Street, N.W., Suite 600
                              Washington, DC 20036
                                 202.822.9611

                                 March 13, 2008

VIA EDGAR SUBMISSION

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subject:  Nationwide Variable Insurance Trust -- SEC File Nos. 2-73024, 811-3213

Dear Sir or Madam:

Pursuant to Rule 485(b) under the  Securities Act of 1933, as amended (the "1933
Act"),  submitted   electronically  for  filing  via  EDGAR,  is  Post-Effective
Amendment No. 114, Amendment No. 115 to the Registration  Statement on Form N-1A
(the "Amendment") of Nationwide Variable Insurance Trust (the "Trust").

The  Amendment  is being  filed  under Rule  485(b)(1)(iii)  for the  purpose of delaying the  effectiveness of Post-Effective  Amendment No. 105,  Amendment No.
106 until March 27,  2008.  In our  judgment,  this  Amendment  does not contain disclosures that would render it ineligible to become effective pursuant to Rule
485(b).

Questions  related to this filing  should be directed to my  attention  at (202)
419-8402 or, in my absence,  to the  attention  of Allan J. Oster of  Nationwide
Funds Group at (484) 530-1467.

                                             Very truly yours,

                                             /s/ Christopher J. Zimmerman
                                             Christopher J. Zimmerman, Esq.

cc:      Allan J. Oster, Esq.